Commitments, Guarantees and Contingent Liabilities	9 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments, Guarantees and Contingent Liabilities
23.	Commitments, Guarantees and Contingent Liabilities
Commitments
—The Company and certain subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥210 million and ¥30 million as of March 31, 2019 and December 31, 2019, respectively.
The minimum future rentals on
non-cancelable
operating leases as of March 31, 2019 are as follows:

Years ending March 31,	Millions of yen
2020	¥7,694
2021	6,647
2022	5,923
2023	5,434
2024	4,802
Thereafter	34,485

Total	¥64,985

The Company and certain subsidiaries lease lands under fixed-term land lease agreements, which are cancelable when certain conditions are met. The future maximum lease commitment under such arrangements at March 31, 2019 totals ¥57,388 million through March 31, 2024 and ¥64,222 million thereafter.
The Company and certain subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥17,564 million in fiscal 2019.
Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable
contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥4,266 million and ¥5,301 million for the nine months ended December 31, 2018 and 2019, respectively, and ¥1,673 million and ¥1,787 million for the three months ended December 31, 2018 and 2019, respectively. As of March 31, 2019 and December 31, 2019, the amounts due are as follows:

	Millions of yen
	March 31, 2019	December 31, 2019
Within one year	¥4,323	¥3,905
More than one year	3,185	4,579

Total	¥7,508	¥8,484

The Company and certain subsidiaries have commitments to fund estimated construction costs and so forth to complete ongoing real estate development projects and other commitments, totaling ¥121,647 million and ¥81,982 million as of March 31, 2019 and December 31, 2019, respectively.
The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. The total unused credit and capital amount available are ¥375,238 million and ¥398,065 million as of March 31, 2019 and December 31, 2019, respectively.

Guarantees
—At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee within the scope of ASC460 (“Guarantees”). The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2019 and December 31, 2019:

	March 31, 2019			December 31, 2019
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥500,499	¥6,707	2026	¥498,541	¥6,045	2027
Transferred loans	175,623	1,436	2059	195,190	1,408	2060
Consumer loans	343,119	42,400	2030	342,156	42,406	2030
Housing loans	40,395	4,701	2048	11,143	4,513	2048
Other	263	1	2024	186	1	2024

Total	¥1,059,899	¥55,245	—	¥1,047,216	¥54,373	—

Guarantee of corporate loans:
The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2019 and December 31, 2019, total notional amount of the loans subject to such guarantees are ¥1,089,000 million and ¥1,099,000 million, respectively, and book value of guarantee liabilities are ¥2,559 million and ¥2,518 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year or the end of interim period. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees for the nine months ended December 31, 2019.
Guarantee of transferred loans:
A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Fannie Mae under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.
In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees for the nine months ended December 31, 2019.
As of March 31, 2019 and December 31, 2019, the total outstanding principal amount of loans transferred under the Delegated Underwriting and Servicing program, for which the subsidiary guarantees to absorb some of the losses, were ¥593,062 million and ¥620,718 million, respectively.

Guarantee of consumer loans:
A certain subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obligated to pay the outstanding obligations when these loans become delinquent generally a month or more.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the nine months ended December 31, 2019.
Guarantee of housing loans:
The Company and certain subsidiaries guarantee housing loans issued by Japanese financial institutions to third party individuals. The Company and the subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The housing loans are usually secured by the real properties. Once the Company and the subsidiaries assume the guaranteed parties’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the nine months ended December 31, 2019.
Other guarantees:
Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.
Litigation—
The Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2019 and December 31, 2019:

	Millions of yen
	March 31, 2019	December 31, 2019
Lease payments, loans and investment in operating leases	¥109,210	¥130,832
Investment in securities	160,408	162,317
Property under facility operations	31,264	28,250
Other assets and other	28,895	22,168

Total	¥329,777	¥343,567

As of March 31, 2019 and December 31, 2019, debt liabilities were secured by shares of subsidiaries, which were eliminated through consolidation adjustment, of ¥33,280 million and ¥80,267 million, respectively, and debt liabilities of affiliates were secured by investment in affiliates of ¥49,125 million and ¥56,320 million, respectively. As of December 31, 2019, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥10,794 million. In addition, ¥46,029 million and ¥51,308 million, respectively, were pledged primarily by investment in securities for collateral deposits and deposit for real estate transaction as of March 31, 2019 and December 31, 2019.
Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of December 31, 2019.